Pension and Post-Retirement and Post-Employment Benefits - Schedule of Benefit Obligations and Plan Assets (Detail) - CAD CAD in Millions	Dec. 31, 2015	Dec. 31, 2014
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Accrued liabilities	CAD 591	CAD 611
Pension benefit liability	952	1,236
Pension Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Pension benefit liability	952	1,236
Unfunded status	952	1,236
Post-Retirement and Post-Employment Benefits [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Accrued liabilities	50	49
Post-retirement and post-employment benefit liability	1,541	1,533
Unfunded status	CAD 1,591	CAD 1,582